Operating expenses - Disclosure of Expenses by Nature (Details) - EUR (€)	1 Months Ended	12 Months Ended				65 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2023
Statement Line Items [Line Items]
Subcontracting costs		€ (27,568,000)	€ (24,432,000)	€ (24,290,000)
Cost of supplies and consumable materials		(2,855,000)	(3,582,000)	(3,065,000)
Personnel expenses other than share-based compensation		21,708,000	22,354,000	23,475,000
Share-based compensation		(4,256,000)	(4,249,000)	(2,617,000)
Personnel expenses		(25,964,000)	(26,603,000)	(26,092,000)
Non-scientific advisory and consulting		(3,638,000)	(5,685,000)	(5,269,000)
Leasing and maintenance		(1,926,000)	(1,998,000)	(2,014,000)
Travel expenses and meeting attendance		(648,000)	(718,000)	(273,000)
Marketing, communication and public relations		(368,000)	(660,000)	(472,000)
Scientific advisory and consulting		(1,220,000)	(1,263,000)	(288,000)
Other purchases and external expenses		(2,664,000)	(2,648,000)	(2,425,000)
Depreciation and amortization		(5,093,000)	(4,424,000)	(4,569,000)
Intellectual property expenses		(1,495,000)	(1,292,000)	(1,584,000)
Other income and (expenses), net		(872,000)	(795,000)	(2,188,000)
Impairment of intangible assets		0	(41,000,000)	0	[1]
Total operating expenses		(74,310,000)	(115,099,000)	(72,528,000)	[1]
PH5401 (anti-C5aR) rights acquired from Novo Nordisk A/S
Statement Line Items [Line Items]
Impairment of intangible assets	€ (41,000,000)	(41,000,000)	(41,000,000)			€ 0
R&D
Statement Line Items [Line Items]
Subcontracting costs		(27,568,000)	(24,432,000)	(24,189,000)
Cost of supplies and consumable materials		(2,611,000)	(3,051,000)	(2,533,000)
Personnel expenses other than share-based compensation		14,834,000	14,329,000	14,859,000
Share-based compensation		(2,288,000)	(2,044,000)	(349,000)
Personnel expenses		(17,121,000)	(16,373,000)	(15,208,000)
Non-scientific advisory and consulting		(732,000)	(1,441,000)	(161,000)
Leasing and maintenance		(879,000)	(200,000)	(260,000)
Travel expenses and meeting attendance		(380,000)	(466,000)	(103,000)
Marketing, communication and public relations		(52,000)	(130,000)	(79,000)
Scientific advisory and consulting		(1,220,000)	(1,263,000)	(288,000)
Other purchases and external expenses		(28,000)	(91,000)	(30,000)
Depreciation and amortization		(3,891,000)	(2,928,000)	(3,153,000)
Intellectual property expenses		(1,292,000)	(996,000)	(1,279,000)
Other income and (expenses), net		(248,000)	(292,000)	279,000
Impairment of intangible assets		0	0	0
Total operating expenses		(56,022,000)	(51,663,000)	(47,004,000)
G&A
Statement Line Items [Line Items]
Subcontracting costs		0	0	(101,000)
Cost of supplies and consumable materials		(244,000)	(531,000)	(532,000)
Personnel expenses other than share-based compensation		6,874,000	8,025,000	8,616,000
Share-based compensation		(1,968,000)	(2,204,000)	(2,267,000)
Personnel expenses		(8,842,000)	(10,229,000)	(10,883,000)
Non-scientific advisory and consulting		(2,906,000)	(4,244,000)	(5,108,000)
Leasing and maintenance		(1,047,000)	(1,798,000)	(1,754,000)
Travel expenses and meeting attendance		(268,000)	(252,000)	(170,000)
Marketing, communication and public relations		(316,000)	(530,000)	(393,000)
Scientific advisory and consulting		0	0	0
Other purchases and external expenses		(2,636,000)	(2,557,000)	(2,395,000)
Depreciation and amortization		(1,202,000)	(1,496,000)	(1,416,000)
Intellectual property expenses		(203,000)	(296,000)	(305,000)
Other income and (expenses), net		(623,000)	(503,000)	(2,467,000)
Impairment of intangible assets			0	0
Total operating expenses		(18,288,000)	€ (22,436,000)	€ (25,524,000)
Impairment Loss
Statement Line Items [Line Items]
Subcontracting costs		0
Cost of supplies and consumable materials		0
Personnel expenses other than share-based compensation		0
Share-based compensation		0
Personnel expenses		0
Non-scientific advisory and consulting		0
Leasing and maintenance		0
Travel expenses and meeting attendance		0
Marketing, communication and public relations		0
Scientific advisory and consulting		0
Other purchases and external expenses		0
Depreciation and amortization		0
Intellectual property expenses		0
Other income and (expenses), net		0
Impairment of intangible assets		0
Total operating expenses		€ 0

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.